Inventories (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Components of Inventory, Net of Reserves
The components of inventory, net of reserves, were:

In thousands	September 30, 2018	December 31, 2017
Raw materials	$465,925	$378,481
Work-in-progress	173,624	167,390
Finished goods	226,656	196,763
Total inventories	$866,205	$742,634

The components of inventory, net of reserves, were:

	December 31,
In thousands	2017	2016
Raw materials	$378,481	$331,465
Work-in-progress	167,390	145,462
Finished goods	196,763	181,583
Total inventories	$742,634	$658,510